Accounts Receivable (Tables)	3 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in thousands):

	March 31, 2020	December 31, 2019
Trade receivables	$109,062	$100,642
Less: allowance for doubtful accounts	(2,442)	(1,843)
Total	$106,620	$98,799

Schedule of Allowance for Doubtful Accounts

Movement in the allowance for doubtful accounts is as follows (in thousands):

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Allowance for doubtful accounts at beginning of period	$(1,844)	(693)
(Increase) decrease to allowance for the year	50	(137)
(Recovery) write-off of doubtful accounts	-	70
Non-cash reclass of allowance for doubtful accounts from unbilled revenue to accounts receivable	(648)	-
Allowance for doubtful accounts at end of period	$(2,442)	(760)